CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Dividends	$ 0.2	$ 0.2	$ 0.2